Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Putnam Money Market Fund
Entity Central Index Key	0000081248
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Money Market Fund
Class Name	Class A
Trading Symbol	PDDXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Money Market Fund for the period October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$20	0.39%
[1]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 938,916,732
Holdings Count | $ / shares	104
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$938,916,732
Total Number of Portfolio Holdings	104

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition (% of Total Investments)
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Money Market Fund
Class Name	Class C
Trading Symbol	PFCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Money Market Fund for the period October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$20	0.39%
[2]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 938,916,732
Holdings Count | $ / shares	104
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$938,916,732
Total Number of Portfolio Holdings	104

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition (% of Total Investments)
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Money Market Fund
Class Name	Class R
Trading Symbol	PURXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Money Market Fund for the period October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$20	0.39%
[3]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 938,916,732
Holdings Count | $ / shares	104
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$938,916,732
Total Number of Portfolio Holdings	104

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition (% of Total Investments)
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
†	Annualized.

[2]
†	Annualized.

[3]
†	Annualized.